Operating Lease Right-of-Use Assets, Net (Tables)	6 Months Ended
Dec. 31, 2021
Operating Lease Right-of-Use Assets, Net Table [Abstract]
Schedule of operating lease right -of-use assets
	June 30, 2021	Increase/ (Decrease)	Exchange rate translation	December 31, 2021
Shou Hill Valley Area	$2,321,945	$-	$30,738	$2,352,683
Villas	2,291,798	-	30,338	2,322,136
Base Station Tower	270,484	-	3,581	274,065
Total right-of-use assets, at cost	4,884,227	-	64,657	4,948,884
Less: accumulated amortization	(621,491)	(155,155)	2,350	(774,296)
Right-of-use assets, net	$4,262,736	$(155,155)	$67,007	$4,174,588